Taxes (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Current income tax	$ 86,506	$ 95,923	$ 102,568
Deferred income tax	100,109	(208,051)	(221,114)
Total provision (benefit) for income tax expenses	$ 186,615	$ (112,128)	$ (118,546)